Share capital and reserves - IPO Offering (Details)				12 Months Ended
	Nov. 08, 2021 USD ($) $ / shares shares	Nov. 08, 2021 CAD ($) shares	Oct. 15, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Price per unit | $ / shares	$ 37.17
Aggregate gross proceeds	$ 1,466,150
Warrants to purchase common shares | shares	39,444
Number of common shares issued | shares	362,333			1,998,848	1,670,071	1,443,293
Number of warrants issued | shares	371,322	371,322
Issuance costs recorded as a reduction of equity						$ 59,092
Number of shares issued from exercise of options | shares						5,678
Value of shares issued from exercise of options						$ 66,502
Amount transferred from reserves to share capital						51,783
Value of shares issued from exercise of warrants				$ 296	$ (64)	$ 2,273,043
Shares issued in exchange for services | shares						2,839
Value of Shares issued in exchange for services						$ 59,092
Warrant
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares			$ 42.93
Warrants expiration term			5 years
Warrants to purchase common shares | shares			48,433
Amount transferred from reserves to share capital						$ 23,566
Number of shares issued upon exercise of warrants | shares						72,398
Value of shares issued from exercise of warrants						$ 2,273,043
Amount transferred from derivative warrant liability to share capital						$ 440,669
US IPO Offering [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares			322,888
Number of shares per unit | shares			1
Par value | $ / shares			$ 0
Number of warrant per unit | shares			1
Number of shares per warrant | shares			1
Price per unit | $ / shares			$ 37.17
Aggregate gross proceeds			$ 12,001,780
Proceeds allocated to derivative warrant liability			5,998,000
Proceeds allocated to common shares			$ 7,467,772
US IPO Offering [Member] | Finders' warrants
Disclosure of classes of share capital [line items]
Number of warrants issued | shares	16,144	16,144
Issuance costs		$ 1,814,673
Fair value of warrants	$ 292,842
Issuance costs recorded as a reduction of equity	1,104,238
Transaction costs on derivative warrant liability and pre-funded warrants	$ 1,003,277